Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 65:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

Christopher Lee has replaced Benjamin Hesse as the Portfolio Manager of Brokerage and Investment Management Portfolio and Financial Services Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes Brokerage and Investment Management Portfolio ($717 (in millions) assets managed) and Financial Services Portfolio ($680 (in millions) assets managed).

SELB-13-07  August 7, 2013
1.475630.175
Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2013
Christopher Lee	Brokerage and Investment Management Portfolio	none
	Financial Services Portfolio	none

Peter Deutsch serves as co-manager of Insurance Portfolio. The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Deutsch as of June 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 426	none	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Insurance Portfolio ($426 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2013
Peter Deutsch	Insurance Portfolio	none

The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Anolic as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,074	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Pharmaceuticals Portfolio ($1,074 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2013
Asher Anolic	Pharmaceuticals Portfolio	$10,001 - $50,000